Share capital and reserves (Details 2)	12 Months Ended
Dec. 31, 2024 shares $ / shares
Grant One Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	1,035,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.10
Risk free interest rate, stock options	3.96%
Expected life, stock options	5 years
Expected volatility, stock options	71.15%
Grant Two Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	2,520,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.12
Risk free interest rate, stock options	3.81%
Expected life, stock options	5 years
Expected volatility, stock options	70.98%
Grant Three Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	1,975,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.15
Risk free interest rate, stock options	2.87%
Expected life, stock options	5 years
Expected volatility, stock options	68.52%
Grant Four Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	600,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.18
Risk free interest rate, stock options	3.43%
Expected life, stock options	5 years
Expected volatility, stock options	68.61%
Grant Five Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	855,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.19
Risk free interest rate, stock options	3.07%
Expected life, stock options	5 years
Expected volatility, stock options	66.04%
Grant Six Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	755,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.22
Risk free interest rate, stock options	3.42%
Expected life, stock options	5 years
Expected volatility, stock options	82.02%
Grant Seven Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	3,640,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.22
Risk free interest rate, stock options	3.38%
Expected life, stock options	5 years
Expected volatility, stock options	82.61%
Grant Eight Member
IfrsStatementLineItems [Line Items]
Stock options, granted | shares	1,125,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.31
Risk free interest rate, stock options	1.65%
Expected life, stock options	5 years
Expected volatility, stock options	85.37%